Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-A OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2013

Collection Period	Aug-13	30/360 Days	30	Collection Period Start	1-Aug-13
Distribution Date	16-Sep-13	Actual/360 Days	32	Collection Period End	31-Aug-13
				Prior Month Settlement Date	15-Aug-13
				Current Month Settlement Date	16-Sep-13

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,295,905,565.09	423,714,774.21	399,664,180.57	0.318875
Yield Supplement Overcollaterization		42,547,591.12	7,708,849.35	7,047,801.03
Total Adjusted Portfolio		1,253,357,973.97	416,005,924.86	392,616,379.54
Total Adjusted Securities		1,253,357,973.97	416,005,924.86	392,616,379.54	0.313252
Class A-1 Notes	0.26128%	252,100,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.65000%	382,100,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.18000%	304,000,000.00	100,847,950.89	77,458,405.57	0.254797
Class A-4 Notes	1.94000%	261,890,000.00	261,890,000.00	261,890,000.00	1.000000
Certificates	0.00000%	53,267,973.97	53,267,973.97	53,267,973.97	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	0.00	0.00	-	-
Class A-3 Notes	23,389,545.32	99,167.15	76.9392938	0.3262077
Class A-4 Notes	0.00	423,388.83	-	1.6166667
Certificates	0.00	0.00	-	-
Total Securities	23,389,545.32	522,555.98

I. COLLECTIONS

Interest:
Interest Collections		906,915.49
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		906,915.49

Principal:
Principal Collections		23,745,654.75
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		23,745,654.75

Recoveries of Defaulted Receivables		354,557.86
Servicer Advances		11,776.49

Total Collections		25,018,904.59

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	39,454	416,005,924.86
Total Principal Payment		23,389,545.32
	38,343	392,616,379.54

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-A OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2013

III. DISTRIBUTIONS

Total Collections	25,018,904.59
Reserve Account Draw	0.00
Total Available for Distribution	25,018,904.59

1. Reimbursement of Advance	18,631.65

2. Servicing Fee:
Servicing Fee Due	353,095.65
Servicing Fee Paid	353,095.65
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	99,167.15

Class A-3 Notes Monthly Interest Paid	99,167.15
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	423,388.83

Class A-4 Notes Monthly Interest Paid	423,388.83
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-A OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2013

Total Note Monthly Interest
Total Note Monthly Interest Due	522,555.98
Total Note Monthly Interest Paid	522,555.98
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	24,124,621.31

4. Total Monthly Principal Paid on the Notes	23,389,545.32

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	23,389,545.32
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	735,075.99
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	735,075.99

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,133,394.93
Required Reserve Account Amount	3,133,394.93
Beginning Reserve Account Balance	3,133,394.93
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,133,394.93

Required Reserve Account Amount for Next Period	3,133,394.93

VI. POOL STATISTICS

Weighted Average Coupon	2.55%
Weighted Average Remaining Maturity	28.89

Principal Recoveries of Defaulted Receivables	354,557.86
Principal on Defaulted Receivables	304,938.89
Pool Balance at Beginning of Collection Period	423,714,774.21
Net Loss Ratio	-0.14%

Net Loss Ratio for Second Preceding Collection Period	0.20%
Net Loss Ratio for Preceding Collection Period	0.42%
Net Loss Ratio for Current Collection Period	-0.14%
Average Net Loss Ratio	0.16%

Cumulative Net Losses for all Periods	5,972,802.47

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2011-A OWNER TRUST
Monthly Servicer's Certificate
for the month of August 2013

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,942,798.04	376
61-90 Days Delinquent	1,012,700.00	87
91-120 Days Delinquent	220,315.80	16
Total Delinquent Receivables:	6,175,813.84	479
61+ Days Delinquencies as Percentage of Receivables	0.31%	0.27%

Delinquency Ratio for Second Preceding Collection Period		0.23%
Delinquency Ratio for Preceding Collection Period		0.22%
Delinquency Ratio for Current Collection Period		0.27%
Average Delinquency Ratio		0.24%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO